PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2014
PARENT COMPANY [Abstract]
Condensed Balance Sheet

CONDENSED BALANCE SHEET

	June 30,
	2014	2013

	(Dollars in Thousands)
ASSETS
Interest-earning deposits with subsidiary bank	$1,413	$2,052
Investment in subsidiary bank	30,313	29,708
Other assets	83	80

TOTAL ASSETS	$31,809	$31,840

LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	$21	$12
Stockholders' equity	31,788	31,828

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$31,809	$31,840

Condensed Statement of Income

CONDENSED STATEMENT OF INCOME

	Year Ended June 30,
	2014	2013	2012

	(Dollars in Thousands)
INCOME
Investment and mortgage-backed securities	$4	$2	$1
Dividend from subsidiary	725	1,085	637
Interest-earning deposits with subsidiary bank	2	2	2

Total income	731	1,089	640

OTHER OPERATING EXPENSE	138	120	102

Income before equity in undistributed earnings of subsidiary	593	969	538
Equity in undistributed earnings of subsidiary	283	60	812

Income before income taxes	876	1,029	1,351
Income tax benefit	(44)	(51)	(51)

NET INCOME	$920	$1,080	$1,402

Condensed Statement of Cash Flows

	Year Ended June 30,
	2014	2013	2012
	(Dollars in Thousands)
OPERATING ACTIVITIES
Net income	$920	$1,080	$1,402
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(283)	(60)	(812)
Other, net	13	19	(5)

Net cash provided by operating activities	650	1,039	585

INVESTING ACTIVITIES
Available for sale:
Purchases of investment and mortgage-backed securities	-	(460)	(999)
Proceeds from repayments of investment and mortgage-backed securities	-	460	1,000
Purchases of certificates of deposit	-	-	(349)
Maturities of certificates of deposit	-	-	349

Net cash provided by investing activities	-	-	1

FINANCING ACTIVITIES
Cash dividends paid	(329)	(328)	(330)
Purchase of treasury stock	(10)	-	-
Purchase of unallocated ESOP shares	(950)	-	-

Net cash used for financing activities	(1,289)	(328)	(330)

Increase (decrease) in cash and cash equivalents	(639)	711	256

CASH AND CASH EQUIVALENTS BEGINNING OF YEAR	2,052	1,341	1,085

CASH AND CASH EQUIVALENTS END OF YEAR	$1,413	$2,052	$1,341